Financial Instruments - Cross Currency Risk Exposures Interest Rate Swaps (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	$ 3,687	$ 3,672
Borrowings before currency hedging arrangements	3,786	3,772
Canada, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	0
Borrowings before currency hedging arrangements	1,103	1,093
United States of America, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	3,687	3,672
Borrowings before currency hedging arrangements	$ 2,683	$ 2,679